INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2015	2016

Cost:
Technology	$5,252	$5,252

	5,252	5,252

Less accumulated amortization	789	1,536

Intangible assets, net	$4,463	$3,716

Schedule of estimated amortization expense
December 31, 2016

2017	$746
2018	746
2019	746
2020	696
2021-2023	782

$3,716